Related Party Transactions and Arrangements (Fees Paid in Connection With the Operations of the Company, Incurred, Forgiven and Payable) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Total related party operation fees and reimbursements
Related Party Transaction [Line Items]
Expenses incurred	$ 8,665	$ 8,346	$ 17,353	$ 17,083
Payable (Receivable)	(429)		(429)		$ (394)
Acquisition cost reimbursements
Related Party Transaction [Line Items]
Expenses incurred	0	14	70	32
Payable (Receivable)	0		0		0
Asset management fees
Related Party Transaction [Line Items]
Expenses incurred	4,997	4,875	9,994	9,750
Payable (Receivable)	0		0		27
Property management and leasing fees
Related Party Transaction [Line Items]
Expenses incurred	940	950	1,992	1,844
Payable (Receivable)	(102)		(102)		(44)
Transfer agent and other professional services
Related Party Transaction [Line Items]
Expenses incurred	2,652	2,431	5,145	5,306
Payable (Receivable)	(327)		(327)		(377)
Distributions on Class B Units
Related Party Transaction [Line Items]
Expenses incurred	76	76	152	151
Payable (Receivable)	0		$ 0		0
Advisor
Related Party Transaction [Line Items]
Shares approved for issuance (in shares)			359,250
Proceeds from related party receivable	100		$ 300
Advisor | Professional Fees and Reimbursements
Related Party Transaction [Line Items]
Due from affiliates		300		300	$ 500
Capped Reimbursement Amount
Related Party Transaction [Line Items]
Fixed component	$ 1,800	$ 1,700	$ 3,700	$ 3,500